Segment Information: (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Aeronautical revenue		$ 279,625	$ 259,612		$ 230,343
Revenue for construction services		312,375	187,294
Operating profit		7,778,969	1,476,833		4,932,599
Total assets		56,181,821	56,614,103
Total liabilities		19,500,432	22,925,802
Improvements to assets under concession and acquisition of furniture and equipment in the period		415,042
Amortization and depreciation		1,760,741	1,166,114		529,660
Exchange rate translation		116,059	315,021
Commercial rightʼs		6,053,820
Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		8,942,910	6,484,219		4,532,194
Non-aeronautical revenue		5,531,557	4,261,383		3,104,343
Revenue for construction services		935,774	1,844,216		2,116,954
Operating profit		7,778,969	1,476,833		4,932,599
Non-current assets		50,180,909	50,826,241		24,983,073
Total assets		56,181,821	56,614,103		29,216,091
Total liabilities		19,500,432	22,925,802		6,462,137
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,636,325	1,495,212		1,814,482
Amortization and depreciation		(1,760,741)	(1,166,114)		(529,660)
Fixed assets and intangible assets	[1]		20,626,499
Exchange rate translation	[1]		847,475
Commercial rightʼs	[1]		6,053,820
Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		7,687,328
Non-aeronautical revenue		621,850
Total assets		8,309,178
Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		1,209,661
Non-aeronautical revenue		4,478,129
Revenue for construction services		935,774
Total assets		6,623,564
Cancún [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		4,428,546	3,963,324		3,341,882
Non-aeronautical revenue		3,831,325	3,401,235		2,823,209
Revenue for construction services		205,834	1,421,942		1,896,338
Operating profit		5,206,971	4,623,499		3,782,382
Non-current assets		16,927,804	17,539,396		18,586,197
Total assets		19,002,035	20,486,290		20,972,688
Total liabilities		4,528,342	7,932,392		6,179,313
Improvements to assets under concession and acquisition of furniture and equipment in the period		364,795	1,009,625		1,513,550
Amortization and depreciation		(455,003)	(457,447)		(328,819)
Cancún [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		3,846,184
Non-aeronautical revenue		621,850
Total assets		4,468,034
Cancún [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		543,282
Non-aeronautical revenue		2,888,043
Revenue for construction services		205,834
Total assets		3,637,160
Aerostar [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[2]	1,700,859	939,042
Non-aeronautical revenue	[2]	964,404	482,590
Revenue for construction services	[2]	360,004	72,925
Operating profit	[2]	882,381	311,529
Non-current assets	[2]	20,515,694	19,831,755
Total assets	[2]	21,607,145	20,609,156
Total liabilities	[2]	10,040,600	9,599,943
Improvements to assets under concession and acquisition of furniture and equipment in the period	[2]	772,009	139,078
Amortization and depreciation	[2]	(632,236)	(437,852)
Fixed assets and intangible assets	[1],[2]		13,390,511
Exchange rate translation	[1],[2]		686,198
Commercial rightʼs	[1],[2]		6,053,820
Aerostar [Member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[2]	1,245,320
Total assets	[2]	1,245,320
Aerostar [Member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[2]	455,539
Non-aeronautical revenue	[2]	954,626
Revenue for construction services	[2]	360,004
Total assets	[2]	1,770,169
Airplan [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		1,276,506	225,693	[3]
Non-aeronautical revenue		396,834	69,071	[3]
Revenue for construction services		312,375	187,294	[3]
Operating profit		239,893	782	[3]
Non-current assets		6,592,640	7,107,932	[3]
Total assets	[3]	6,905,451	7,327,398
Total liabilities	[3]	4,575,476	5,092,968
Improvements to assets under concession and acquisition of furniture and equipment in the period	[3]	415,042	189,536
Amortization and depreciation	[3]	(452,364)	(54,998)
Fixed assets and intangible assets	[1],[3]		7,235,988
Exchange rate translation	[1],[3]		161,277
Airplan [Member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[3]	1,200,941
Total assets	[3]	1,200,941
Airplan [Member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[3]	75,565
Non-aeronautical revenue	[3]	395,410
Revenue for construction services	[3]	312,375
Total assets	[3]	783,350
Merida [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		469,879	394,531		334,163
Non-aeronautical revenue		117,277	97,656		85,203
Revenue for construction services		4,831	46,146		98,668
Operating profit		297,468	264,098		158,770
Non-current assets		1,454,497	1,497,095		1,493,544
Total assets		1,857,958	1,769,962		1,650,201
Total liabilities		(25,257)	(180)		8,056
Improvements to assets under concession and acquisition of furniture and equipment in the period		7,116	50,021		127,787
Amortization and depreciation		(47,803)	(46,470)		(39,524)
Merida [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		426,070
Total assets		426,070
Merida [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		41,179
Non-aeronautical revenue		57,554
Revenue for construction services		4,831
Total assets		103,564
Villahermosa [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		201,502	195,554		181,123
Non-aeronautical revenue		59,822	61,909		62,356
Revenue for construction services		15,604	6,336		44,875
Operating profit		113,038	119,772		109,398
Non-current assets		921,162	935,624		956,551
Total assets		1,241,529	1,227,172		1,308,469
Total liabilities		79,070	82,802		101,197
Improvements to assets under concession and acquisition of furniture and equipment in the period		12,671	8,965		61,651
Amortization and depreciation		(30,147)	(29,892)		(28,349)
Villahermosa [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		180,407
Total assets		180,407
Villahermosa [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		21,027
Non-aeronautical revenue		39,395
Revenue for construction services		15,604
Total assets		76,027
Holding & service companies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-aeronautical revenue		1,684,204	1,492,287
Other revenue					1,455,486
Operating profit		605,860	501,617		569,516
Non-current assets		28,789,664	25,176,942		22,257,137
Total assets		29,525,000	25,693,958		23,058,995
Total liabilities		205,077	131,983		190,378
Improvements to assets under concession and acquisition of furniture and equipment in the period			813		200
Amortization and depreciation		(640)	(700)		(2,111)
Other operating segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		865,618	766,075		675,026
Non-aeronautical revenue		162,345	149,240		133,830
Revenue for construction services		37,126	109,573		77,073
Operating profit		433,358	374,634		312,533
Non-current assets		4,314,529	4,430,766		4,430,600
Total assets		5,377,784	5,193,436		5,109,194
Total liabilities		97,124	85,894		132,130
Improvements to assets under concession and acquisition of furniture and equipment in the period		64,692	97,174		111,294
Amortization and depreciation		(142,548)	(138,755)		(130,857)
Other operating segments [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		788,406
Total assets		788,406
Other operating segments [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Aeronautical revenue		73,069
Non-aeronautical revenue		143,101
Revenue for construction services		37,126
Total assets		253,295
Consolidation adjustments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-aeronautical revenue		(1,684,654)	(1,492,605)		(255)
Other revenue					(1,455,486)
Operating profit			(4,719,098)
Non-current assets		(29,335,081)	(25,693,269)		(22,740,956)
Total assets		$ (29,335,081)	$ (25,693,269)		(22,883,456)
Total liabilities					$ (148,937)

[1]	These items are an integral part of the "total assets" line and are presented for greater understanding derived from the acquisition.
[2]	Subsidiary located in Puerto Rico
[3]	Subsidiary located in Colombia